Bank Borrowings - Schedule of Short-Term Bank Borrowings (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)		Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Bank Borrowings [Line Items]
Amount RMB		$ 11,446,759	$ 7,945,966		¥ 82,000,000	¥ 58,000,000
Amount US$		$ 11,446,759	$ 7,945,966		¥ 82,000,000	¥ 58,000,000
Yada [Member] | Agricultural Bank of China One [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.35%			2.35%
Issuance Date		Apr. 14, 2025
Expiration Date		Apr. 10, 2026
Amount RMB		$ 1,395,946			¥ 10,000,000
Amount US$		$ 1,395,946			¥ 10,000,000
Yada [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			3.45%			3.45%
Issuance Date			Feb. 22, 2024
Expiration Date	[1]		Feb. 21, 2025
Amount RMB			$ 1,232,995			¥ 9,000,000
Amount US$			$ 1,232,995			¥ 9,000,000
Huada [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.50%			2.50%
Issuance Date		Mar. 20, 2025
Expiration Date		Mar. 18, 2026
Amount RMB		$ 1,116,757			¥ 8,000,000
Amount US$		$ 1,116,757			¥ 8,000,000
Huada [Member] | Zheshang Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.11%			2.11%
Issuance Date		Jun. 24, 2025
Expiration Date		Jun. 24, 2026
Amount RMB		$ 697,973			¥ 5,000,000
Amount US$		$ 697,973			¥ 5,000,000
Huada [Member] | Zheshang Bank of China One [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.50%			2.50%
Issuance Date		Jan. 23, 2025
Expiration Date		Feb. 23, 2026
Amount RMB		$ 697,973			¥ 5,000,000
Amount US$		$ 697,973			¥ 5,000,000
Huada [Member] | China Minsheng Banking [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.20%			2.20%
Issuance Date		Jun. 30, 2025
Expiration Date		Jun. 30, 2026
Amount RMB		$ 697,973			¥ 5,000,000
Amount US$		$ 697,973			¥ 5,000,000
Huada [Member] | CITIC Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.70%	2.70%		2.70%	2.70%
Issuance Date		Sep. 26, 2024	Sep. 26, 2024
Expiration Date		Sep. 25, 2025	Sep. 25, 2025
Amount RMB		$ 697,973	$ 684,997		¥ 5,000,000	¥ 5,000,000
Amount US$		$ 697,973	$ 684,997		¥ 5,000,000	¥ 5,000,000
Huada [Member] | CITIC Bank One [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.70%			2.70%
Issuance Date		Sep. 30, 2024
Expiration Date		Sep. 25, 2025
Amount RMB		$ 697,973			¥ 5,000,000
Amount US$		$ 697,973			¥ 5,000,000
Huada [Member] | CITIC Bank Two [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			2.70%			2.70%
Issuance Date			Sep. 30, 2024
Expiration Date			Sep. 25, 2025
Amount RMB			$ 684,997			¥ 5,000,000
Amount US$			$ 684,997			¥ 5,000,000
Huadong [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate			2.55%			2.55%
Issuance Date			Apr. 23, 2024
Expiration Date	[1]		Apr. 23, 2025
Amount RMB			$ 1,232,995			¥ 9,000,000
Amount US$			$ 1,232,995			¥ 9,000,000
Huadong [Member] | Jiangsu Yangzhou Rural Commercial Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.46%	3.30%		2.46%	3.30%
Issuance Date		Jan. 14, 2025	Feb. 01, 2024
Expiration Date		Jan. 12, 2026	Jan. 31, 2025	[1]
Amount RMB		$ 1,395,946	$ 684,997		¥ 10,000,000	¥ 5,000,000
Amount US$		$ 1,395,946	$ 684,997		¥ 10,000,000	¥ 5,000,000
Huadong [Member] | Bank of Communications One [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		Jun. 18, 2025
Expiration Date		Jun. 17, 2026
Amount RMB		$ 139,595			¥ 1,000,000
Amount US$		$ 139,595			¥ 1,000,000
Huadong [Member] | Bank of Communications Two [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		Jun. 24, 2025
Expiration Date		Jun. 23, 2026
Amount RMB		$ 558,379			¥ 4,000,000
Amount US$		$ 558,379			¥ 4,000,000
Huadong [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.60%	2.60%		2.60%	2.60%
Issuance Date		Dec. 23, 2024	Dec. 23, 2024
Expiration Date		Dec. 15, 2025	Dec. 15, 2025
Amount RMB		$ 697,973	$ 1,369,994		¥ 5,000,000	¥ 10,000,000
Amount US$		$ 697,973	$ 1,369,994		¥ 5,000,000	¥ 10,000,000
Huadong [Member] | Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.25%			2.25%
Issuance Date		May 22, 2025
Expiration Date		Nov. 22, 2026
Amount RMB		$ 697,973			¥ 5,000,000
Amount US$		$ 697,973			¥ 5,000,000
Huadong [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate		2.40%	2.42%		2.40%	2.42%
Issuance Date		Mar. 05, 2025	Mar. 11, 2024
Expiration Date		May 04, 2026	Mar. 10, 2025	[1]
Amount RMB		$ 697,973	$ 684,997		¥ 5,000,000	¥ 5,000,000
Amount US$		$ 697,973	$ 684,997		¥ 5,000,000	¥ 5,000,000
Huadong [Member] | Agricultural Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Rate	[2]	2.40%			2.40%
Issuance Date	[2]	Jan. 10, 2025
Expiration Date	[2]	Jan. 10, 2026
Amount RMB	[2]	$ 1,256,352			¥ 9,000,000
Amount US$	[2]	$ 1,256,352			¥ 9,000,000

[1]	These loans were repaid upon maturity.
[2]	The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu and its subsidiary Yada.